As filed with the Securities and Exchange Commission on April 15, 2014

1933 Act No. 333-155709

1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 73	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 75	X

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust

(Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450

(Address of Principal Executive Offices)     (Zip Code)

201-389-6872

(Registrant's Telephone Number, including Area Code)

Robert C. Holderith

EGA Emerging Global Shares Trust

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485

[_]	on (date) pursuant to paragraph (b) of Rule 485

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 15th day of April, 2014.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith

Robert C. Holderith

President and Chairman

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman	April 15, 2014
Robert C. Holderith

/s/ Ron Safir*	Trustee	April 15, 2014
Ron Safir

/s/ Jeffrey D. Haroldson *	Trustee	April 15, 2014
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	April 15, 2014
Robert Willens
/s/ Susan M. Ciccarone	Principal Financial Officer	April 15, 2014
Susan M. Ciccarone

* By: /s/ Robert C. Holderith___
Robert C. Holderith
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.

XBRL Instance Document	EX-101.INS

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB

XBRL Taxomomy Extension Presentation Linkbase	EX-101.PRE